S000004352 [Member] Investment Objectives and Goals - iShares Expanded Tech Sector ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares Expanded Tech Sector ETF IGM | NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Expanded Tech Sector ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the technology sector and select North American equities from communication services and consumer discretionary sectors.